Investments (Details Narrative)		1 Months Ended	12 Months Ended
	Aug. 09, 2023 USD ($)	Jun. 23, 2022 $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 $ / shares
Statement [Line Items]
Convertible debenture of principal amount				$ 2,400,000
Common stock shares, hold | shares			3,000,000	3,000,000
Miturity date			May 30, 2024	May 30, 2024
Shares price per shares | (per share)		$ 0.10		$ 0.10	$ 0.10
Converted solarvest share price | $ / shares					$ 0.10
Quoted Market Price Of Investments | $ / shares							$ 0.18
Number Of Shares Acquired | shares		80,000
Purchase of notes			$ 744,500		$ 401,612	$ 0
Proceeds from sales of investments			$ 443,138		158,036
Lions Bay Fund [Member
Statement [Line Items]
Investment In Fund					395,450
Proceeds from sales of investments					443,138
Recognized gain					$ 24,840
Guaranteed Investment Certificate [Member]
Statement [Line Items]
Miturity date	Aug. 09, 2024
Purchase of notes	$ 744,500